Summary of Significant Accounting Policies (Details) - Schedule of company’s revenue disaggregated by category and source - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of company’s revenue disaggregated by category and source [Abstract]
Commercial	$ 1,302	$ 205	$ 2,482	$ 205	$ 400
Government contracts	7	5	17	256	303	416
Equipment sales	112	6	121	6	37	113
Total revenue	$ 1,421	$ 216	$ 2,620	$ 467	$ 763	$ 569